Average Annual Total Returns{- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Health Care Fund	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	20.53%	8.81%	16.81%	20.44%	8.10%	15.34%	12.22%	6.71%	13.70%	23.10%	9.04%	16.79%	25.96%	9.29%	16.64%	28.22%	10.39%	17.83%	28.39%		8.29%	[1]	31.49%	11.70%	13.56%	22.03%	10.54%	15.26%

[1]	(a) Since inception October 2, 2018.